Annual Fund Operating Expenses - Health Care	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.07%
Class C
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.82%
Class Y
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Investor Class
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.07%
Class R6
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%